Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Goodwill

	As at March 31,
	2022		2022		2021

	(In millions)
Balance as on April 1,2020	US$	106.0	Rs.	8,037.2	Rs.	7,770.6
Currency translation		0.5		34.5		266.6

Balance as on March 31,2021	US$	106.5	Rs.	8,071.7	Rs.	8,037.2

The carrying amount of goodwill has been allocated to CGU as follows:

	As at March 31,
	2022		2022		2021

	(In millions)
Passenger vehicles - automotive and related activity segment (Tata and other brand vehicles)	US$	13.1	Rs.	990.9	Rs.	990.9
Software consultancy and service		93.4		7,080.8		7,046.3

Total	US$	106.5	Rs.	8,071.7	Rs.	8,037.2